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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GGC Opportunity Fund Management, L.P.
                 -------------------------------------
   Address:      c/o Golden Gate Private Equity, Inc.
                 -------------------------------------
                 One Embarcadero Center, 39th Floor
                 -------------------------------------
                 San Francisco, CA 94111
                 -------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Dominik
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (415) 983-2700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ David Dominik              San Francisco, CA     2/14/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: 77,356*
                                        --------------------
                                            (thousands)

* Although the total value is less than that requiring a 13F, we are filing this 13F because an affiliated entity, Golden Gate Capital Management II, L.L.C., is required to file a 13F.

List of Other Included Managers: None
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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ----------- --- ------ ------------ -------- -------- -------- ------
CapLease                  Com              140288101   18,301   3,144,654  SH             SOLE             3,144,654
Argo Group                Com              G0464B107   13,052     348,519  SH             SOLE               348,519
Synopsys II               Com              871607107   12,432     462,000  SH             SOLE               462,000
Dollar Financial          Com              256664103   11,364     396,936  SH             SOLE               396,936
Arris Group               Com              04269Q100    7,986     711,808  SH             SOLE               711,808
Aeropostale               Com              007865108    8,131     330,000  SH             SOLE               330,000
CIBER                     Com              17163B102    4,783   1,022,104  SH             SOLE             1,022,104
Entegris                  Com              29362U104    1,307     175,000  SH             SOLE               175,000